Accounting for eRapa and CPRIT grant (Tables)	6 Months Ended
Jun. 30, 2026
Accounting For Erapa And Cprit Grant
Schedule of relation the FAP

	June 30,2026 £’000	December 31, 2025 £’000
Prepayments*	527	2,842
Accrued revenue	332	-
Deferred revenue	-	571